Related Party Transactions - Lease Agreements (Details) - Affiliated Entity $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2017 renewal_option	Dec. 31, 2016 renewal_option	Nov. 30, 2014 renewal_option location	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
DriveTime Automotive Group, Inc. | Building | Related Party Lease Agreements
Related Party Transaction [Line Items]
Operating lease term			2 years
Operating lease, number of renewal options | renewal_option			2
Operating leases, renewal term			1 year
Operating lease, renewal options, number of locations | location			10
DriveTime Automotive Group, Inc. | Building | Lease Agreement for Fully-Operational Inspection and Reconditioning Center | Winder, Georgia
Related Party Transaction [Line Items]
Operating lease term	8 years
Operating lease, number of renewal options | renewal_option	3
Operating leases, renewal term	5 years
Verde Investments, Inc. | Building | Lease Agreement Related to Vehicle Inspection and Reconditioning Center | Tolleson, Arizona
Related Party Transaction [Line Items]
Operating lease term		15 years
Operating lease, number of renewal options | renewal_option		4
Operating leases, renewal term		5 years
Verde Investments, Inc. and DriveTime Automotive Group Inc. | Related Party Lease Agreements
Related Party Transaction [Line Items]
Expenses from transactions with related party | $				$ 7.2	$ 2.8	$ 0.8
Verde Investments, Inc. and DriveTime Automotive Group Inc. | Related Party Lease Agreements | Cost of Sales
Related Party Transaction [Line Items]
Expenses from transactions with related party | $				2.8	1.9	0.5
Verde Investments, Inc. and DriveTime Automotive Group Inc. | Related Party Lease Agreements | Selling, general and administrative
Related Party Transaction [Line Items]
Expenses from transactions with related party | $				$ 4.4	$ 0.9	$ 0.3